MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-   TWO WORLD TRADE CENTER,
CAP FUND                                          NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 1999

DEAR SHAREHOLDER:

For the twelve-month period ended May 31, 1999, small-cap stocks worldwide experienced a high degree of volatility. After a difficult start, however, these companies experienced a rebound in performance in the first five months of 1999. As measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index, small-cap stocks returned 6.4 percent during those five months, compared to a return of -11.0 percent for the final seven months of 1998.

MARKET OVERVIEW

During the fiscal year there was a sharp contrast in the performance of the markets on a regional basis. The European markets continued to be burdened by slower economic growth, the weak euro and political instability, and thus declined 5.3 percent in U.S. dollars during the period. The Pacific Basin rallied sharply in early 1999, driven by rising foreign interest in the region following improved trade positions, as well as ongoing U.S. economic strength and an apparent bottoming of the Japanese economy. The region's markets rose
19.7 percent, with Japan, the largest market represented in the MSCI EAFE Small Cap Index, increasing 22.7 percent.

Early in the period, markets around the world suffered severe corrections, due to concerns about Russia, Latin America and Asia and fears of a slowdown of the U.S. and European economies. Markets rallied in October 1998, partly because of initial measures taken by the Japanese government to restructure the banking system and the three interest-rate cuts made by the U.S. Federal Reserve Board. Moreover, the yen strengthened markedly against the U.S. dollar.

Smaller companies generally underperformed larger companies as investors focused on larger, more liquid stocks. This flight to large-cap stocks created a valuation gap between small and large companies that reached historically high levels in early 1999, leading investors to take

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1999, CONTINUED

advantage of the opportunities found therein. As economic tensions eased around the world because of the coordinated reduction in interest rates globally, investors focused on the compelling valuations in small-cap companies. As a result, small-cap companies returned 6.4 percent, compared to 0.1 percent for large-cap companies, for the first five months of 1999.

PERFORMANCE

For the twelve-month period ended May 31, 1999, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares produced a total return of 0.0 percent compared to -5.31 percent for the Morgan Stanley Capital International
(MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index, 4.66 percent for the MSCI EAFE Index and 1.31 percent for the Lipper International Small Cap Fund average. For the same time period, the fund's Class A, C and D shares returned
0.68 percent, 0.23 percent and 0.56 percent, respectively. The performance of the Fund's four share classes varies because of different expenses. The accompanying chart illustrates the growth of a $10,000 investment in the Fund versus similar investments in the Lipper average and MSCI indexes.

The Fund underperformed the Lipper average for the full year, but has outperformed it in the first five months of 1999. Underperformance against the Lipper average occurred primarily in the volatile last seven months of 1998 when uncertainty with respect to the Asian and hedge fund crises was at its peak. The Fund significantly outperformed the benchmark MSCI EAFE Small Cap Index, mainly because of its stock selection within countries.

PORTFOLIO

During the fiscal year, the Fund maintained a fairly neutral regional market allocation, but its slight underweighting in Europe proved beneficial, as this was the weakest region. Within Southeast Asia, Australia was a standout contributor, with our holdings rising 69 percent versus the local small-cap index's rise of 10 percent in U.S. dollars.

The Fund's sub-advisor, Morgan Stanley Dean Witter Investment Management Inc., remains concerned about the outlook for world economic growth and, in particular, the sustainability of U.S. consumer confidence. While the Japanese stock market has experienced a significant rebound, the sub-advisor believes that there will not be a sustainable economic recovery in the short term due to the significant restructuring that must be completed. The Fund's overweightings in the consumer goods and services sectors make it defensively positioned, given the resilient nature of cash flows in these sectors.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1999, CONTINUED

LOOKING AHEAD

While small-cap stocks have finally started to enjoy some relative strength in international markets, they have a lot of ground to regain, given their relative underperformance versus large-cap stocks over the last few years. Valuations remain at compelling levels relative to large caps. Global competition, the introduction of the euro and a lack of pricing power has led to rising merger-and-acquisition activity as companies seek synergies and scale from industry consolidation. The sub-advisor believes that quality smaller companies have benefited and will continue to benefit from this trend.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin, who previously was Vice President of the Morgan Stanley Dean Witter Funds, is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to continuing to serve your investment objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

        [SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-
CAP FUND
FUND PERFORMANCE MAY 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)

                                             Fund   MSCI EAFE (4)   EAFESC (5)  Lipper(6)
Jul-94                                    $10,000         $10,000      $10,000    $10,000
May-95                                     $8,540         $10,273      $10,116     $9,361
May-96                                    $10,280         $11,404      $11,021    $11,202
May-97                                     $9,302         $12,300      $11,271    $12,312
May-98                                     $9,177         $13,703       $9,948    $14,223
May-99                                  $9001 (3)         $14,341       $9,420    $14,410

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                             AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------------
                     CLASS B SHARES**                                            CLASS A SHARES+
----------------------------------------------------------  ----------------------------------------------------------
PERIOD ENDED 5/31/99                                        PERIOD ENDED 5/31/99
------------------------------------                        ------------------------------------
1 Year                                0.00 %(1)  (5.00)%(2) 1 Year                                0.68 %(1)  (4.61)%(2)
Since Inception (7/29/94)             (1.76) (1) (2.15) (2) Since Inception (7/28/97)             (0.30) (1) (3.18) (2)

                     CLASS C SHARES++                                            CLASS D SHARES#
----------------------------------------------------------  ----------------------------------------------------------
PERIOD ENDED 5/31/99                                        PERIOD ENDED 5/31/99
------------------------------------                        ------------------------------------
1 Year                                0.23 %(1)  (0.77)%(2) 1 Year                                0.56 %(1)
Since Inception (7/28/97)             (0.85) (1) (0.85) (2) Since Inception (7/28/97)             (0.24) (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on May 31, 1999.
 (4) The Morgan Stanley Capital International EAFE Index ("MSCI EAFE Index") measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The index return labeled EAFESC above actually represents a composite of two indexes, the MSCI EAFE Index and the MSCI EAFE Small Cap Index. Starting at inception up to December 31, 1996, we used MSCI EAFE Index price-only return, and from December 31, 1996 up to May 31, 1999, we used the MSCI EAFE Small Cap Index price-only return. The MSCI EAFE Small Cap Index, which began on December 31, 1996, was specifically designed for use as a benchmark for non-U.S. small-cap portfolios. Neither index includes any expenses, fees, charges, or reinvestment of dividends. Both indexes are unmanaged and should not be considered investments.
 (6) The Lipper International Small-Cap Fund Average tracks the performance of all funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalization less than US $1 billion at time of purchase.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS AND RIGHTS (97.8%)
                                AUSTRALIA (4.8%)
                                BEVERAGES - NON-ALCOHOLIC
                       153,900  Neverfail Springwater Ltd.*........................................  $   200,716
                                                                                                     -----------
                                BUILDING PRODUCTS
                     1,377,214  Parbury Ltd........................................................      273,915
                                                                                                     -----------
                                DEPARTMENT STORES
                       228,700  David Jones Ltd....................................................      226,686
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
                       279,702  Henry Walker Group Ltd.............................................      375,732
                                                                                                     -----------
                                HOSPITAL/NURSING MANAGEMENT
                       579,200  Australian Hospital Care Ltd.......................................      358,811
                                                                                                     -----------
                                OFFICE/PLANT AUTOMATION
                       580,569  E.R.G. Ltd.........................................................      984,331
                                                                                                     -----------

                                TOTAL AUSTRALIA....................................................    2,420,191
                                                                                                     -----------
                                DENMARK (0.9%)
                                INTERNATIONAL BANKS
                        12,250  Sydbank A/S........................................................      472,045
                                                                                                     -----------
                                FINLAND (5.6%)
                                BUILDING PRODUCTS
                         5,900  Kone Corp. (B Shares)..............................................      765,989
                                                                                                     -----------
                                CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
                        16,500  KCI Konecranes International PLC...................................      602,217
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                        22,140  Rauma Group........................................................      244,728
                                                                                                     -----------
                                PAPER
                        52,100  Metsa Tissue Corp..................................................      453,655
                                                                                                     -----------
                                RECREATIONAL PRODUCTS/TOYS
                        61,406  Rapala Normark Corp.*..............................................      480,256
                                                                                                     -----------
                                TELECOMMUNICATIONS EQUIPMENT
                        25,000  Teleste Oyj*.......................................................      239,844
                                                                                                     -----------
                                TOTAL FINLAND......................................................    2,786,689
                                                                                                     -----------

                                FRANCE (7.0%)
                                BROADCASTING
                         1,310  Societe Television Francaise 1.....................................      314,196
                                                                                                     -----------
                                CONSUMER SPECIALTIES
                        17,525  Europeenne D'Extincteurs...........................................      922,891
                                                                                                     -----------
                                DIVERSIFIED COMMERCIAL SERVICES
                         5,870  Alliance et Gestion Commerciale....................................      463,071
                                                                                                     -----------

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                ELECTRICAL PRODUCTS
                        24,600  Neopost SA*........................................................  $   487,405
                                                                                                     -----------
                                FLUID CONTROLS
                        11,908  Groupe Legris Industries S.A.......................................      490,498
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                         4,246  De Dietrich et Compagnie S.A.......................................      255,480
                                                                                                     -----------
                                LIFE INSURANCE
                         3,300  CNP Assurances.....................................................       82,899
                                                                                                     -----------
                                NEWSPAPERS
                         3,200  SPIR Communication.................................................      233,588
                                                                                                     -----------
                                TEXTILES
                         4,275  Chargeurs S.A......................................................      228,471
                                                                                                     -----------

                                TOTAL FRANCE.......................................................    3,478,499
                                                                                                     -----------

                                GERMANY (6.5%)
                                AUTO PARTS: O.E.M.
                        12,149  Beru AG............................................................      266,048
                                                                                                     -----------
                                BUILDING MATERIALS
                         1,640  Dyckerhoff AG (Pref.)..............................................      487,405
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
                         2,748  Philipp Holzmann AG................................................      431,275
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                         3,210  Sartorius AG (Pref.)...............................................      632,656
                        19,304  Winkler & Duennebier...............................................      465,008
                                                                                                     -----------
                                                                                                       1,097,664
                                                                                                     -----------
                                MEDICAL/NURSING SERVICES
                        16,600  Marseille-Kliniken AG..............................................      249,271
                                                                                                     -----------
                                OTHER SPECIALTY STORES
                        24,063  Moebel Walther AG - Vorzugsakt.....................................      491,821
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
                         6,390  Kamps AG...........................................................      193,908
                         6,390  Kamps AG (Rights)*.................................................       10,995
                                                                                                     -----------
                                                                                                         204,903
                                                                                                     -----------

                                TOTAL GERMANY......................................................    3,228,387
                                                                                                     -----------

                                HONG KONG (2.5%)
                                BROADCASTING
                        76,000  Television Broadcasts Ltd..........................................      313,584
                                                                                                     -----------
                                CLOTHING/SHOE/ACCESSORY STORES
                       492,000  Esprit Holdings Ltd................................................      244,239
                                                                                                     -----------
                                FOOD CHAINS
                       109,000  Dairy Farm International Holdings Ltd..............................      128,620
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                MEDICAL SPECIALTIES
                     1,128,000  Moulin International Holdings Ltd..................................  $   114,902
                                                                                                     -----------
                                MEDICAL/DENTAL DISTRIBUTORS
                     2,706,000  Quality Healthcare Asia Ltd.*......................................      383,805
                                                                                                     -----------
                                OTHER TELECOMMUNICATIONS
                        23,500  Asia Satellite Telecommunications
                                  Holdings Ltd.....................................................       49,694
                                                                                                     -----------
                                TOTAL HONG KONG....................................................    1,234,844
                                                                                                     -----------

                                IRELAND (1.7%)
                                INTERNATIONAL BANKS
                       298,020  Anglo Irish Bank Corp. PLC.........................................      830,362
                                                                                                     -----------

                                ITALY (3.5%)
                                AUTO PARTS: O.E.M.
                        96,700  Sogefi SpA.........................................................      239,996
                                                                                                     -----------
                                INTERNATIONAL BANKS
                        21,786  Banca Popolare di Bergamo Credito Varesino SpA.....................      483,903
                                                                                                     -----------
                                OFFICE EQUIPMENT/SUPPLIES
                       208,900  Buffetti SpA.......................................................    1,043,458
                                                                                                     -----------

                                TOTAL ITALY........................................................    1,767,357
                                                                                                     -----------

                                JAPAN (31.3%)
                                AIRLINES
                         5,000  H.I.S. Co., Ltd....................................................      126,593
                                                                                                     -----------
                                APPAREL
                         5,000  Nagaileben Co., Ltd................................................      123,305
                                                                                                     -----------
                                AUTO PARTS: O.E.M.
                        15,000  NGK Spark Plug Co., Ltd............................................      157,707
                                                                                                     -----------
                                BEVERAGES - NON-ALCOHOLIC
                        12,300  Itoen Ltd.+........................................................      702,713
                                                                                                     -----------
                                CLOTHING/SHOE/ACCESSORY STORES
                         9,000  Ryohin Keikaku Co., Ltd.+..........................................    1,760,049
                                                                                                     -----------
                                COMPUTER SOFTWARE
                         7,800  Fuji Soft ABC Inc..................................................      392,404
                                                                                                     -----------
                                COMPUTER SOFTWARE & SERVICES
                         4,000  Fujitsu Support & Services Inc.....................................      460,337
                                                                                                     -----------
                                CONSUMER ELECTRONICS/APPLIANCES
                         6,000  Aiwa Co., Ltd.+....................................................      153,884
                                                                                                     -----------
                                CONSUMER SUNDRIES
                        11,600  Aderans Co., Ltd...................................................      437,682
                                                                                                     -----------
                                CONTAINERS/PACKAGING
                         3,400  Fuji Seal, Inc.....................................................      307,439
                                                                                                     -----------

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                DIVERSIFIED COMMERCIAL SERVICES
                         2,400  Bellsystem 24, Inc.+...............................................  $   820,715
                                                                                                     -----------
                                DRUGSTORE CHAINS
                        10,900  Matsumotokiyoshi Co................................................      430,086
                                                                                                     -----------
                                ELECTRICAL PRODUCTS
                        16,000  Hosiden Corp.......................................................      313,687
                         7,000  Nidec Corp.+.......................................................    1,009,864
                        27,000  Ushio Inc..........................................................      268,113
                                                                                                     -----------
                                                                                                       1,591,664
                                                                                                     -----------
                                ELECTRONIC PRODUCTION EQUIPMENT
                         7,000  Disco Corp.........................................................      362,515
                         5,000  Fujimi Inc.........................................................      193,177
                         6,000  Tokyo Seimitsu Co., Ltd.+..........................................      289,026
                                                                                                     -----------
                                                                                                         844,718
                                                                                                     -----------
                                FINANCE COMPANIES
                         9,000  Aeon Credit Service Co., Ltd.+.....................................      702,096
                                                                                                     -----------
                                FOOD CHAINS
                        10,000  Circle K Japan Co., Ltd............................................      404,439
                         7,600  Ministop Co., Ltd..................................................      194,920
                                                                                                     -----------
                                                                                                         599,359
                                                                                                     -----------
                                HOME BUILDING
                           500  Higashi Nihon House Co.............................................        2,507
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                        10,000  Fuji Machine Manufacturing Co., Ltd................................      296,753
                        10,000  Japan Cash Machine Co., Ltd........................................      137,279
                         9,000  Union Tool Co......................................................      569,667
                                                                                                     -----------
                                                                                                       1,003,699
                                                                                                     -----------
                                METALS FABRICATIONS
                         5,000  Sumitomo Special Metals Co.........................................       68,640
                                                                                                     -----------
                                OFFICE EQUIPMENT/SUPPLIES
                        12,000  Sato Corp..........................................................      233,786
                                                                                                     -----------
                                OTHER SPECIALTY STORES
                         3,000  Otsuka Kagu Ltd....................................................      335,388
                                                                                                     -----------
                                PACKAGE GOODS/COSMETICS
                         1,300  Fancl Corp.........................................................      152,816
                                                                                                     -----------
                                REAL ESTATE
                           700  Chubu Sekiwa Real Estate, Ltd......................................        4,661
                                                                                                     -----------
                                RESTAURANTS
                        13,100  Doutor Coffee Co., Ltd.+...........................................      559,967
                         8,700  Saint Marc Co., Ltd................................................      232,429
                         1,000  Saizeriya Co., Ltd.................................................       55,240
                        26,000  Watami Food Service Co., Ltd.+.....................................      897,657
                                                                                                     -----------
                                                                                                       1,745,293
                                                                                                     -----------
                                SERVICES TO THE HEALTH INDUSTRY
                         9,200  Nichii Gakkan Co.+.................................................      722,236
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                SPECIALTY CHEMICALS
                        15,000  Nippon Soda Co., Ltd...............................................  $    61,775
                        13,000  Sony Chemicals Corp.+..............................................      635,841
                                                                                                     -----------
                                                                                                         697,616
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
                        11,000  Ariake Japan Co., Ltd.+............................................      412,331
                        24,200  Rock Field Co., Ltd................................................      491,361
                                                                                                     -----------
                                                                                                         903,692
                                                                                                     -----------
                                WHOLESALE DISTRIBUTORS
                         5,000  Misumi Corp........................................................      161,529
                                                                                                     -----------
                                TOTAL JAPAN........................................................   15,642,614
                                                                                                     -----------

                                MALAYSIA (1.1%)
                                CASINO/GAMBLING
                       115,000  Tanjong PLC........................................................      225,231
                                                                                                     -----------
                                CATALOG/SPECIALTY DISTRIBUTION
                        72,000  Amway (Malaysia) Holdings Berhad...................................      129,401
                                                                                                     -----------
                                MULTI-SECTOR COMPANIES
                       249,000  Hap Seng Consolidated Berhad.......................................      130,237
                        36,000  Oriental Holdings Berhad...........................................       72,166
                                                                                                     -----------
                                                                                                         202,403
                                                                                                     -----------
                                TOTAL MALAYSIA.....................................................      557,035
                                                                                                     -----------
                                NETHERLANDS (6.2%)
                                CONSUMER ELECTRONICS/APPLIANCES
                        10,345  Atag Group NV......................................................      176,380
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
                        13,300  GTI Holding NV.....................................................      267,676
                        16,900  Hollandsche Beton Groep NV.........................................      216,767
                                                                                                     -----------
                                                                                                         484,443
                                                                                                     -----------
                                FARMING/SEEDS/MILLING
                        13,300  Nutreco Holding NV.................................................      492,358
                                                                                                     -----------
                                MEDICAL/DENTAL DISTRIBUTORS
                        17,020  Apothekers Cooperatie OPG NV.......................................      392,241
                                                                                                     -----------
                                MULTI-SECTOR COMPANIES
                        11,700  Internatio-Muller NV...............................................      241,575
                                                                                                     -----------
                                OFFICE EQUIPMENT/SUPPLIES
                        20,845  Samas Groep NV.....................................................      280,410
                                                                                                     -----------
                                PACKAGE GOODS/COSMETICS
                        18,833  Benckiser NV (B Shares)............................................    1,017,278
                                                                                                     -----------

                                TOTAL NETHERLANDS..................................................    3,084,685
                                                                                                     -----------

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------

                                NEW ZEALAND (1.9%)
                                DIVERSIFIED COMMERCIAL SERVICES
                       151,600  Auckland International Airport Ltd.................................  $   229,701
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
                       277,300  Fletcher Challenge Building........................................      430,553
                                                                                                     -----------
                                WHOLESALE DISTRIBUTORS
                        90,700  Fisher & Paykel Industries Ltd.....................................      290,879
                                                                                                     -----------

                                TOTAL NEW ZEALAND..................................................      951,133
                                                                                                     -----------

                                NORWAY (2.0%)
                                CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
                        19,800  Kverneland ASA.....................................................      488,796
                                                                                                     -----------
                                INTERNATIONAL BANKS
                        26,620  Sparebanken NOR....................................................      503,822
                                                                                                     -----------

                                TOTAL NORWAY.......................................................      992,618
                                                                                                     -----------

                                SINGAPORE (2.2%)
                                ELECTRICAL PRODUCTS
                        40,000  GP Batteries International Ltd.....................................       63,426
                                                                                                     -----------
                                ELECTRONIC COMPONENTS
                        34,000  Venture Manufacturing Ltd..........................................      214,467
                                                                                                     -----------
                                METALS FABRICATIONS
                       204,000  Natsteel Broadway Ltd..............................................      303,960
                                                                                                     -----------
                                OTHER CONSUMER SERVICES
                       233,000  Informatics Holdings Ltd...........................................      113,264
                                                                                                     -----------
                                PRECISION INSTRUMENTS
                        98,000  Avimo Group Ltd....................................................      145,752
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
                       120,000  Want Want Holdings.................................................      146,400
                                                                                                     -----------
                                TOBACCO
                        11,000  Rothmans Industries Ltd............................................       87,211
                                                                                                     -----------

                                TOTAL SINGAPORE....................................................    1,074,480
                                                                                                     -----------

                                SPAIN (1.2%)
                                PAPER
                        23,150  Miquel y Costas & Miquel, S.A......................................      615,591
                                                                                                     -----------

                                SWEDEN (2.6%)
                                HOTELS/RESORTS
                        47,700  Scandic Hotels AB..................................................      462,999
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                INDUSTRIAL MACHINERY/COMPONENTS
                        17,700  Haldex AB..........................................................  $   235,589
                                                                                                     -----------
                                MEDICAL/NURSING SERVICES
                        41,510  Nobel Biocare AB...................................................      598,342
                                                                                                     -----------

                                TOTAL SWEDEN.......................................................    1,296,930
                                                                                                     -----------

                                SWITZERLAND (4.6%)
                                ADVERTISING
                           840  Publigroupe S.A. ..................................................      511,089
                                                                                                     -----------
                                BUILDING PRODUCTS
                         1,030  Zehnder Holdings AG................................................      497,985
                                                                                                     -----------
                                CONSUMER SPECIALTIES
                         1,300  TAG Heuer International S.A........................................      120,347
                                                                                                     -----------
                                CONTAINERS/PACKAGING
                           825  SIG Schweizerische Industrie-Gesellschaft Holding AG (Registered
                                  Shares)..........................................................      511,138
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                           155  Bobst AG (Bearer Shares)...........................................      190,645
                                                                                                     -----------
                                OTHER SPECIALTY STORES
                         1,955  Valora Holding AG..................................................      447,661
                                                                                                     -----------

                                TOTAL SWITZERLAND..................................................    2,278,865
                                                                                                     -----------

                                UNITED KINGDOM (12.2%)
                                ADVERTISING
                       184,300  Aegis Group PLC....................................................      362,997
                                                                                                     -----------
                                BROADCASTING
                        57,700  Capital Radio PLC..................................................      814,924
                                                                                                     -----------
                                BUILDING PRODUCTS
                       162,700  SIG PLC............................................................      435,087
                                                                                                     -----------
                                DEPARTMENT STORES
                        41,800  Le Riche Group Ltd.................................................      332,664
                                                                                                     -----------
                                FOOD DISTRIBUTORS
                       334,400  Christian Salvesen PLC.............................................      535,475
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                       174,300  Money Controls PLC.................................................      358,652
                       297,100  The Six Hundred Group PLC..........................................      352,052
                                                                                                     -----------
                                                                                                         710,704
                                                                                                     -----------
                                MEAT/POULTRY/FISH
                       536,800  Bernard Matthews PLC...............................................    1,177,622
                                                                                                     -----------
                                OTHER PHARMACEUTICALS
                        46,702  Seton Scholl Healthcare PLC........................................      591,914
                                                                                                     -----------

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                PAPER
                       164,200  Bunzl PLC..........................................................  $   778,283
                                                                                                     -----------
                                WHOLESALE DISTRIBUTORS
                       216,100  Time Products PLC..................................................      352,962
                                                                                                     -----------

                                TOTAL UNITED KINGDOM...............................................    6,092,632
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $42,864,230) (A)..........................................................   97.8 %   48,804,957

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    2.2      1,115,717
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 49,920,674
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,850,303 and the aggregate gross unrealized depreciation is $4,909,576, resulting in net unrealized appreciation of $5,940,727.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 1999:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY   APPRECIATION/
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
-----------------------------------------------------
AUD   402,815 $   262,394   06/01/99      $ (282)
GBP    48,287 $    76,704   06/01/99        (618)
NOK   353,277 $    44,645   06/01/99         (79)
NZD   244,970 $   131,426   06/01/99         270
JPY   6,454,000 $    56,507 06/28/99       3,231
JPY 382,850,000 $ 3,250,000 09/07/99      57,508
                                         -------
      Total unrealized
      appreciation..................      $60,030
                                         -------
                                         -------

CURRENCY ABBREVIATIONS:

AUD        Australian Dollar.
GBP        British Pound.
NOK        Norwegian Krone.
NZD        New Zealand Dollar.
JPY        Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS MAY 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising........................................................................  $   874,086        1.8 %
Airlines...........................................................................      126,593        0.3
Apparel............................................................................      123,305        0.2
Auto Parts: O.E.M..................................................................      663,752        1.3
Beverages - Non-Alcoholic..........................................................      903,429        1.8
Broadcasting.......................................................................    1,442,704        2.9
Building Materials.................................................................      487,405        1.0
Building Products..................................................................    1,972,976        4.0
Casino/Gambling....................................................................      225,231        0.4
Catalog/Specialty Distribution.....................................................      129,401        0.2
Clothing/Shoe/Accessory Stores.....................................................    2,004,289        4.1
Computer Software..................................................................      392,404        0.8
Computer Software & Services.......................................................      460,337        0.9
Construction/Agricultural Equipment/Trucks.........................................    1,091,013        2.2
Consumer Electronics/Appliances....................................................      330,264        0.6
Consumer Specialties...............................................................    1,043,238        2.1
Consumer Sundries..................................................................      437,682        0.9
Containers/Packaging...............................................................      818,578        1.6
Department Stores..................................................................      559,349        1.1
Diversified Commercial Services....................................................    1,513,488        3.1
Drugstore Chains...................................................................      430,086        0.8
Electrical Products................................................................    2,142,495        4.3
Electronic Components..............................................................      214,468        0.4
Electronic Production Equipment....................................................      844,718        1.7
Engineering & Construction.........................................................    1,722,003        3.5
Farming/Seeds/Milling..............................................................      492,358        1.0
Finance Companies..................................................................      702,096        1.4
Fluid Controls.....................................................................      490,498        1.0
Food Chains........................................................................      727,979        1.5
Food Distributors..................................................................      535,475        1.1
Home Building......................................................................        2,507        0.0
Hospital/Nursing Management........................................................      358,811        0.7
Hotels/Resorts.....................................................................      462,999        0.9
Industrial Machinery/
  Components.......................................................................    3,738,509        7.6

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
International Banks................................................................  $ 2,290,132        4.7 %
Life Insurance.....................................................................       82,899        0.1
Meat/Poultry/Fish..................................................................    1,177,622        2.4
Medical Specialties................................................................      114,902        0.2
Medical/Dental Distributors........................................................      776,046        1.6
Medical/Nursing Services...........................................................      847,613        1.7
Metals Fabrications................................................................      372,600        0.7
Multi-Sector Companies.............................................................      443,978        0.9
Newspapers.........................................................................      233,588        0.4
Office Equipment/Supplies..........................................................    1,557,653        3.2
Office/Plant Automation............................................................      984,331        2.0
Other Consumer Services............................................................      113,264        0.2
Other Pharmaceuticals..............................................................      591,914        1.2
Other Specialty Stores.............................................................    1,274,870        2.6
Other Telecommunications...........................................................       49,694        0.1
Package Goods/Cosmetics............................................................    1,170,093        2.3
Paper..............................................................................    1,847,528        3.7
Precision Instruments..............................................................      145,752        0.3
Real Estate........................................................................        4,661        0.0
Recreational Products/Toys.........................................................      480,256        0.9
Restaurants........................................................................    1,745,294        3.5
Services To The Health Industry....................................................      722,236        1.4
Specialty Chemicals................................................................      697,616        1.4
Specialty Foods/Candy..............................................................    1,254,993        2.5
Telecommunications Equipment.......................................................      239,844        0.5
Textiles...........................................................................      228,471        0.4
Tobacco............................................................................       87,211        0.1
Wholesale Distributors.............................................................      805,370        1.6
                                                                                     -----------     -----
                                                                                     $48,804,957       97.8 %
                                                                                     -----------     -----
                                                                                     -----------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $47,673,901       95.5 %
Preferred Stocks...................................................................    1,120,061        2.3
Rights.............................................................................       10,995        0.0
                                                                                     -----------     -----
                                                                                     $48,804,957       97.8 %
                                                                                     -----------     -----
                                                                                     -----------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $42,864,230)...............................................................  $ 48,804,957
Cash (including $890,193 in foreign currency).................................................     1,924,788
Unrealized appreciation on open forward foreign currency contract.............................        60,030
Receivable for:
    Dividends.................................................................................       115,249
    Foreign withholding taxes reclaimed.......................................................        57,262
    Shares of beneficial interest sold........................................................         6,263
    Interest..................................................................................         4,665
    Investments sold..........................................................................         1,270
Deferred organizational expenses..............................................................         5,388
Prepaid expenses and other assets.............................................................        43,452
                                                                                                ------------
     TOTAL ASSETS.............................................................................    51,023,324
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................       777,554
    Shares of beneficial interest repurchased.................................................        79,190
    Compensated forward foreign currency contracts............................................        56,507
    Investment management fee.................................................................        50,209
    Plan of distribution fee..................................................................        42,518
Accrued expenses and other payables...........................................................        96,672
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,102,650
                                                                                                ------------
     NET ASSETS...............................................................................  $ 49,920,674
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $ 65,813,869
Net unrealized appreciation...................................................................     5,992,501
Net investment loss...........................................................................      (316,635)
Accumulated net realized loss.................................................................   (21,569,061)
                                                                                                ------------
     NET ASSETS...............................................................................  $ 49,920,674
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $490,584
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        54,957
     NET ASSET VALUE PER SHARE................................................................         $8.93
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $9.42
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $ 48,711,203
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     5,525,918
     NET ASSET VALUE PER SHARE................................................................         $8.82
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $188,734
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        21,367
     NET ASSET VALUE PER SHARE................................................................         $8.83
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $530,153
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        59,334
     NET ASSET VALUE PER SHARE................................................................         $8.94
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $141,491 foreign withholding tax)............................................  $ 1,143,773
Interest.......................................................................................       64,112
                                                                                                 -----------

     TOTAL INCOME..............................................................................    1,207,885
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      618,986
Plan of distribution fee (Class A shares)......................................................        1,091
Plan of distribution fee (Class B shares)......................................................      529,067
Plan of distribution fee (Class C shares)......................................................        1,095
Transfer agent fees and expenses...............................................................      142,532
Professional fees..............................................................................      108,694
Shareholder reports and notices................................................................      101,985
Registration fees..............................................................................       56,067
Custodian fees.................................................................................       46,449
Organizational expenses........................................................................       33,580
Trustees' fees and expenses....................................................................       10,927
Other..........................................................................................       19,864
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    1,670,337
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (462,452)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................      666,734
    Foreign exchange transactions..............................................................     (678,204)
                                                                                                 -----------

     NET LOSS..................................................................................      (11,470)
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   (1,698,261)
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................       57,322
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (1,640,939)
                                                                                                 -----------

     NET LOSS..................................................................................   (1,652,409)
                                                                                                 -----------

NET DECREASE...................................................................................  $(2,114,861)
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FOR THE YEAR
                                                                                  FOR THE YEAR     ENDED
                                                                                     ENDED        MAY 31,
                                                                                  MAY 31, 1999     1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.............................................................  $   (462,452) $ (1,010,832)
Net realized gain (loss)........................................................       (11,470)    4,988,366
Net change in unrealized appreciation...........................................    (1,640,939)   (6,927,685)
                                                                                  ------------  ------------

     NET DECREASE...............................................................    (2,114,861)   (2,950,151)
Net decrease from transactions in shares of beneficial interest.................   (19,169,987)  (31,152,512)
                                                                                  ------------  ------------

     NET DECREASE...............................................................   (21,284,848)  (34,102,663)

NET ASSETS:
Beginning of period.............................................................    71,205,522   105,308,185
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $316,635 AND $0, RESPECTIVELY)..........  $ 49,920,674  $ 71,205,522
                                                                                  ------------  ------------
                                                                                  ------------  ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,284,681 at May 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.78%, respectively.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

The Distributor has informed the Fund that for the year ended May 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $41, $198,443 and $286, respectively and received $6,012 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1999 aggregated $16,460,384 and $33,832,445, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,600.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                           MAY 31, 1999                 MAY 31, 1998*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      817,915   $    6,762,506        37,467   $    315,275
Redeemed.........................................................     (798,885)      (6,671,991)       (1,540)       (12,809)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       19,030           90,515        35,927        302,466
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    1,186,270       10,200,450     1,496,043      2,527,299
Redeemed.........................................................   (3,614,395)     (29,188,640)   (5,352,008)   (44,859,325)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (2,428,125)     (18,988,190)   (3,855,965)   (32,332,026)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................       37,809          310,537        12,297        106,649
Redeemed.........................................................      (25,250)        (216,451)       (3,489)       (27,753)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       12,559           94,086         8,808         78,896
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      161,889        1,219,122        95,823        798,152
Redeemed.........................................................     (198,378)      (1,585,520)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class D................................      (36,489)        (366,398)       95,823        798,152
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (2,433,025)  $  (19,169,987)   (3,715,407)  $(31,152,512)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

6. FEDERAL INCOME TAX STATUS

During the year ended May 31, 1999, the Fund utilized approximately $663,000 of its net capital loss carryover. At May 31, 1999, the Fund had a net capital loss carryover of approximately $21,281,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

      AMOUNTS IN THOUSANDS
---------------------------------
  2004       2005        2006
---------  ---------  -----------
$   6,371  $   1,455  $    13,455
---------  ---------  -----------
---------  ---------  -----------

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $195,000 during fiscal 1999.

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies and permanent book/tax differences primarily attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $778,210, accumulated net realized loss was credited $632,393 and net investment loss was credited $145,817.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE
                                                                        PERIOD
                                                                       JULY 29,
                                                                        1994*
                              FOR THE YEAR ENDED MAY 31,               THROUGH
                  --------------------------------------------------   MAY 31,
                      1999++      1998**++       1997        1996        1995
--------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER
SHARE DATA:

Net asset value,
 beginning of
 period..........          $8.80      $8.92        $10.28      $8.54     $10.00
                          ------  ---------        ------  ---------  ----------

Income (loss)
 from investment
 operations:
   Net investment
   loss..........          (0.09)     (0.11)        (0.16)     (0.08)     (0.08)
   Net realized
   and unrealized
   gain (loss)...           0.11      (0.01)        (0.88)      1.82      (1.38)
                          ------  ---------        ------  ---------  ----------

Total income
 (loss) from
 investment
 operations......           0.02      (0.12)        (1.04)      1.74      (1.46)
                          ------  ---------        ------  ---------  ----------

Dividends from
 net investment
 income..........       --           --             (0.38)    --         --
                          ------  ---------        ------  ---------  ----------

Capital
 contribution....       --           --              0.06     --         --
                          ------  ---------        ------  ---------  ----------

Net asset value,
 end of period...          $8.82      $8.80         $8.92     $10.28      $8.54
                          ------  ---------        ------  ---------  ----------
                          ------  ---------        ------  ---------  ----------

TOTAL RETURN+....          %0.00      (1.35)%        (9.52)%(3)     20.37%    (14.60)%(1)

RATIOS TO AVERAGE
NET ASSETS:

Expenses.........          %3.12(4)      3.06%         2.89%      2.85%      2.90%(2)

Net investment
 loss............          (0.88)%(4)     (1.24)%        (1.34)%     (1.09)%     (1.12)%(2)

SUPPLEMENTAL
DATA:

Net assets, end
 of period, in
 thousands.......        $48,711    $69,960      $105,308   $145,254    $93,729

Portfolio
 turnover rate...          %  31        178%         % 46         44%        41%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from Morgan Grenfell Investment Services Limited, the former sub-advisor, the effect of which was to increase total return by 0.59%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          MAY 31, 1999       MAY 31, 1998
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  8.85            $  8.96
Net realized and unrealized gain (loss)...............................         0.08              (0.11)
                                                                              -----              -----
Net asset value, end of period........................................      $  8.93            $  8.85
                                                                              -----              -----
                                                                              -----              -----
TOTAL RETURN+.........................................................         0.68%             (1.23)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.36%(3)           2.52%(2)
Net investment income (loss)..........................................        (0.12)%(3)          0.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $491               $318
Portfolio turnover rate...............................................           31%               178%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  8.80            $  8.96
                                                                              -----              -----
Income (loss) from investment operations:
   Net investment loss................................................        (0.06)             (0.09)
   Net realized and unrealized gain (loss)............................         0.09              (0.07)
                                                                              -----              -----
Total income (loss) from investment operations........................         0.03              (0.16)
                                                                              -----              -----
Net asset value, end of period........................................      $  8.83            $  8.80
                                                                              -----              -----
                                                                              -----              -----
TOTAL RETURN+.........................................................         0.23%             (1.79)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.90%(3)           3.16%(2)
Net investment loss...................................................        (0.66)%(3)         (1.37)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $189                $77
Portfolio turnover rate...............................................           31%               178%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          MAY 31, 1999       MAY 31, 1998
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $8.87              $8.96
                                                                             ------             ------

Income (loss) from investment operations:
   Net investment income..............................................         0.04            --
   Net realized and unrealized gain (loss)............................         0.03              (0.09)
                                                                             ------             ------

Total income (loss) from investment operations........................         0.07              (0.09)
                                                                             ------             ------

Net asset value, end of period........................................        $8.94              $8.87
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................         0.56%             (1.00)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.12%(3)           2.31%(2)

Net investment income (loss)..........................................         0.12%(3)          (0.02)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $530               $850

Portfolio turnover rate...............................................           31%               178%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-
CAP FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 9, 1999

TRUSTEES

Michael Bozic                                                   MORGAN STANLEY
Charles A. Fiumefreddo                                          DEAN WITTER
Edwin J. Garn                                                   INTERNATIONAL
Wayne E. Hedien                                                 SMALLCAP FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder                                               [PHOTO]


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution                  ANNUAL REPORT
to prospective investors in the Fund unless                     MAY 31, 1999
preceded or accompanied by an effective prospectus.